Equity-based participation plans for employees (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2021	2020	2019

Expense related to equity-based participation plans	979	958	1 067

Liabilities arising from equity-based payment transactions	253	269	326

Schedule of unvested restricted stock units roll forward
	2021		2020

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.2	87.5	0.3	86.8

– Restricted shares	0.1	97.0	0.1	96.0

Share savings plans

– RSU	0.4	86.9	0.4	87.0

– Shares	1.1	97.0	1.4	96.0

Select North America (RSU)	4.3	86.9	3.3	86.7

Select outside North America

– RSU	1.8	86.9	1.5	87.0

– Restricted shares	0.6	97.0	0.5	96.0

Long-Term Performance Plan (PSU)	1.8	89.5	2.5	85.1

Long-Term Relative Performance Plan [1]			0.2	0.0

Other share awards

– RSU	0.6	78.4	1.3	77.0

– Restricted shares			0.1	88.7

– Shares	0.1	91.9	0.1	88.5

[1] LTRPP grants in 2020 represent incremental payouts based on performance criteria under the plan.

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2021		2020

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	2.6	62.0	3.4	60.9

Sold or exercised	-0.9	58.9	-0.8	57.3

Outstanding at December 31	1.7	63.6	2.6	62.0

Exercisable at December 31	1.7	63.6	2.6	62.0

Disclosure of range of exercise prices of outstanding share options
Options outstanding			Total/ weighted average

Number outstanding (millions)	0.5	1.2	1.7

Remaining contractual life (years)	0.0	1.0	0.7

Exercise price (USD)	57.6	66.1	63.6

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2021		2020

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	6.7	62.9	9.6	61.9

Sold or exercised	-2.7	60.7	-2.9	59.6

Outstanding at December 31	4.0	64.4	6.7	62.9

Exercisable at December 31	4.0	64.4	6.7	62.9

Disclosure of range of exercise prices of outstanding share options
ADR options outstanding			Total/ weighted average

Number outstanding (millions)	0.8	3.2	4.0

Remaining contractual life (years)	0.0	1.0	0.8

Exercise price (USD)	58.3	65.9	64.4